QUARTERLY FINANCIAL INFORMATION (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 991,139	$ 1,847,583	$ 1,933,407	$ 1,735,118	$ 1,613,600	$ 1,059,348	$ 2,400,125	$ 880,262	$ 1,339,411	$ 2,111,799	$ 3,342,968	$ 7,129,708	$ 5,679,146	$ 5,414,279
Operating loss		(126,301)	(301,754)	(478,787)	(455,298)	(1,076,014)	(375,108)	(552,632)	(507,014)			(1,362,140)	(2,510,768)
Net income (loss) from discontinued operations	1,425	(47,055)	(173)	(4,916)	8,422	(205,691)	107,884	106,564	104,018	1,421	(2,039)	(43,722)	112,775	406,679
Net income (loss)	$ (2,930,464)	$ 120,576	$ (372,362)	$ (503,419)	$ (503,429)	$ (1,148,076)	$ (377,474)	$ (488,563)	$ (460,652)	$ (3,500,048)	$ (1,006,848)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Net loss before discontinued operations per weighted average combined share	$ (1.20)	$ 0.07	$ (0.15)	$ (0.20)	$ (0.21)	$ (0.38)	$ (0.21)	$ (0.24)	$ (0.23)	$ (1.43)	$ (0.41)	$ (0.49)	$ (1.06)	$ (1.56)
Net loss per weighted average combined share	$ (1.20)	$ 0.05	$ (0.15)	$ (0.20)	$ (0.21)	$ (0.47)	$ (0.15)	$ (0.20)	$ (0.19)	$ (1.43)	$ (0.41)	$ (0.51)	$ (1.01)	$ (1.39)